CONSOLIDATED AND COMBINED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (DEFICIT) - USD ($) $ in Thousands		Total shareholders' (deficit) equity attributable to ordinary shareholders Series Pre-A Preferred Shares	Total shareholders' (deficit) equity attributable to ordinary shareholders Cumulative effect of adoption of new accounting standard	Total shareholders' (deficit) equity attributable to ordinary shareholders Adjusted balance	Total shareholders' (deficit) equity attributable to ordinary shareholders Westwood Capital Group LLC	Total shareholders' (deficit) equity attributable to ordinary shareholders LCAA and PIPE Investors	Total shareholders' (deficit) equity attributable to ordinary shareholders Convertible note	[2]	Total shareholders' (deficit) equity attributable to ordinary shareholders Exchangeable notes	Total shareholders' (deficit) equity attributable to ordinary shareholders	Ordinary shares Series Pre-A Preferred Shares	Ordinary shares Adjusted balance	Ordinary shares Westwood Capital Group LLC	Ordinary shares LCAA and PIPE Investors	Ordinary shares Convertible note	[2]	Ordinary shares Exchangeable notes	Ordinary shares		Additional paid-in capital Series Pre-A Preferred Shares	Additional paid-in capital Adjusted balance	Additional paid-in capital Westwood Capital Group LLC	Additional paid-in capital LCAA and PIPE Investors	Additional paid-in capital Convertible note	[2]	Additional paid-in capital Exchangeable notes	Additional paid-in capital	Receivables from shareholders Adjusted balance	Receivables from shareholders	Accumulated other comprehensive income (loss) Adjusted balance	Accumulated other comprehensive income (loss)	Accumulated deficit Cumulative effect of adoption of new accounting standard	Accumulated deficit Adjusted balance	Accumulated deficit	Noncontrolling interests Adjusted balance	Noncontrolling interests	Series Pre-A Preferred Shares	Cumulative effect of adoption of new accounting standard	Adjusted balance	Westwood Capital Group LLC	LCAA and PIPE Investors	Convertible note	[2]	Exchangeable notes	Total
Beginning balance at Dec. 31, 2021										$ 195,321								$ 22									$ 424,414		$ (106,210)		$ (69)			$ (122,836)											$ 195,321
Beginning balance (in shares) at Dec. 31, 2021	[1]																	479,954,430
Net loss										(723,921)																								(723,921)		$ (642)									(724,563)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes										(893)																					(893)														(893)
Foreign currency translation adjustment, net of nil income taxes										18,669																					18,669														18,669
Total comprehensive loss										(706,145)																					17,776			(723,921)		(642)									(706,787)
Settlement of receivable from shareholders										79,763																			79,763																79,763
Shareholder contribution related to the issuance of exchangeable notes										8,135																	8,135																		8,135
Deemed distribution arising from reorganization under common control										(15,512)																	(15,512)																		(15,512)
Accretion of redeemable convertible preferred shares										(910)																	(910)																		(910)
Contribution from noncontrolling shareholders																																				149									149
Re-designation of ordinary shares to Series Pre-A Preferred Shares		$ (13,025)									$ (1)									$ (13,024)																	$ (13,025)
Re-designation of ordinary shares to Series Pre-A Preferred Shares (in shares)	[1]										(5,332,827)
Liquidation of a subsidiary																																				(149)									(149)
Ending balance at Dec. 31, 2022			$ (15)	$ (452,388)						(452,373)		$ 21						$ 21			$ 403,103						403,103	$ (26,447)	(26,447)	$ 17,707	17,707	$ (15)	$ (846,772)	(846,757)	$ (642)	(642)		$ (15)	$ (453,030)						(453,015)
Ending balance (in shares) at Dec. 31, 2022	[1]											474,621,603						474,621,603
Net loss										(742,001)																								(742,001)		(8,254)									(750,255)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes										(8,650)																					(8,650)														(8,650)
Foreign currency translation adjustment, net of nil income taxes										16,210																					16,210														16,210
Total comprehensive loss										(734,441)																					7,560			(742,001)		(8,254)									(742,695)
Settlement of receivable from shareholders										26,447																			$ 26,447																26,447
Shareholder contribution related to the issuance of exchangeable notes										909																	909																		909
Deemed distribution arising from reorganization under common control										(31,672)																	(31,672)																		(31,672)
Accretion of redeemable convertible preferred shares										(15,121)																	(15,121)																		(15,121)
Contribution from noncontrolling shareholders										968																	968									3,492									4,460
Ending balance at Dec. 31, 2023										(1,205,298)								$ 21									358,187				25,267			(1,588,773)		(5,404)									$ (1,210,702)
Ending balance (in shares) at Dec. 31, 2023																		474,621,603	[1]																										474,621,603
Net loss										(1,104,925)																								(1,104,925)		(2,364)									$ (1,107,289)
Fair value changes of liabilities due to instrument-specific credit risk, net of nil income taxes										13,547																					13,547														13,547
Foreign currency translation adjustment, net of nil income taxes										16,351																					16,351														16,351
Total comprehensive loss										(1,075,027)																					29,898			(1,104,925)		(2,364)									(1,077,391)
Accretion of redeemable convertible preferred shares										(2,979)																	(2,979)																		(2,979)
Contribution from noncontrolling shareholders																																				404									404
Recapitalization of ordinary shares																		$ (16)									16
Share-based compensation										31,930																	31,930																		31,930
Exercise of share options	[2]									318																	318																		$ 318
Exercise of share options (in shares)																		110,300	[1],[2]																										110,300
Re-designation of ordinary shares to Series Pre-A Preferred Shares							$ 30,114			386,509								$ 1						$ 30,114			386,508															$ 30,114			$ 386,509
Re-designation of ordinary shares to Series Pre-A Preferred Shares (in shares)	[1]														3,011,368			68,228,526
Issuance of ordinary shares	[2]				$ 4,307																	$ 4,307																		$ 4,307
Issuance of ordinary shares (in shares)	[1],[2]												902,500
Exchange of exchangeable notes to ordinary shares	[2]								$ 365,970																	$ 365,970																		$ 365,970
Exchange of exchangeable notes to ordinary shares (in shares)	[1],[2]																36,597,038
Issuance of ordinary shares and warrants to L Catterton Asia Acquisition Corp ("LCAA"), the Private Investment in Public Equity ("PIPE") investors and warrant holders in connection with the consummation of business combination, net of transaction costs						$ 675,379								$ 1									$ 675,378																		$ 675,379
Issuance of ordinary shares and warrants to L Catterton Asia Acquisition Corp ("LCAA"), the Private Investment in Public Equity ("PIPE") investors and warrant holders in connection with the consummation of business combination, net of transaction costs (in shares)	[1]													92,859,735
Exercise of public warrants	[2]									5,975																	5,975																		5,975
Exercise of public warrants (in shares)	[1],[2]																	495,724
Gain on disposal of a subsidiary under common control										990																	990																		990
Meritz Securities Co., Ltd.("Meritz") share buyback										(71,050)																	(71,050)																		(71,050)
Ending balance at Dec. 31, 2024										$ (852,862)								$ 7									$ 1,785,664				$ 55,165			$ (2,693,698)		$ (7,364)									$ (860,226)
Ending balance (in shares) at Dec. 31, 2024																		676,826,794	[1]																										694,134,038

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.
[2]	*Amounts less than US$0.5.